CONVERTIBLE DEBENTURES (Details) - Intrinsic Value Computation (Parentheticals) (USD $)				0 Months Ended
	Dec. 31, 2015	Jul. 31, 2014	Oct. 31, 2013	Apr. 30, 2014 Convertible Debenture [Member]	Apr. 30, 2014 Convertible Debenture [Member]
CONVERTIBLE DEBENTURES (Details) - Intrinsic Value Computation (Parentheticals) [Line Items]
Issuance of shares (in Shares)				6,667
Face Value	$ 1,765,000	$ 1,440,000	$ 325,000		$ 1,000
Aggregate intrinsic value		$ 2,452,472	$ 259,847		$ 1,150,000